Discontinued Operations - Financial Statement Effects (Details) - USD ($) $ in Thousands	4 Months Ended	9 Months Ended
	Apr. 15, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (6,892)		$ (180,469)
Gain on disposal of investments in affiliates		$ 574,939	0
Net income/(loss) from discontinued operations		568,047	(180,469)
Assets held for sale		$ 0		$ 267,766	[1]
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of investments in affiliates	574,939
Assets held for sale				267,800
Discontinued Operations, Disposed of by Sale | Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	8,116		(142,465)
Assets held for sale				67,429
Discontinued Operations, Disposed of by Sale | Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (15,008)		$ (38,004)
Assets held for sale				$ 200,337

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).